Rental income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Rents	$ 259,170,211	$ 231,222,791	$ 200,267,401
Reimbursable building services	14,438,374	13,155,755	11,240,202
Energy income	9,584,785	7,571,958	1,940,693
Rental income	$ 283,193,370	$ 251,950,504	$ 213,448,296